Chesapeake Investors, Inc.

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

MARCH 31, 2002

Dear Shareholder:

The financial report, contained herein, shows results for the six month period ended March 31, 2002. Net investment income totalled $368,038 or $.09 per share compared to $357,780 or $.09 per share for the six month period ended March 31, 2001. The net asset value decreased to $4.09 per share from $4.14 per share as of March 31, 2001.

It is the Company’s intent to provide as high a level of income as possible, consistent with sound investment policies. The market is constantly monitored to achieve the objectives of a high level of income and the preservation of net asset value.

Sincerely,

Albert W. Turner, Chairman of the Board	Warren W. Pearce, Jr., President

May 12, 2002

CHESAPEAKE INVESTORS, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2002
(UNAUDITED)

ASSETS:
Investments in Long-Term Securities, at Value (Amortized Cost $13,746,905)	$14,518,725
Investments in Short-Term Securities (at cost which approximates market)	766,273
Accrued Interest Receivable	249,320

Total Assets	15,534,318

LIABILITIES:
Accounts Payable and Accrued Expenses	34,391

Total Liabilities	34,391

NET ASSETS:
Net Assets (Equivalent to $4.09 per share based on 3,783,960 shares of capital stock outstanding)	$15,499,927

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES
MARCH 31, 2002
(UNAUDITED)

	Rating*	Face Amount	Amortized Cost	Value
Investments in Long-Term Securities:
Alabama:
Birmingham, Alabama, Refunding UT GO Bond 5.0%, due 4/1/19	AA	$420,000	$420,000	$413,784

Arizona:
Salt River Project, Arizona – Series C Revenue 5.5%, due 1/1/28	AA	70,000	63,313	70,056
Maricopa County
Arizona School District 5.5%, due 7/1/05	AAA	650,000	656,708	691,340

Total Arizona		720,000	720,021	761,396

Arkansas:
Jefferson County, Arkansas Single Family Mortgage 7.25%, due 12/1/10	Aaa	325,000	311,431	369,590
Little Rock, Arkansas Single Family Mortgage, 7.3%:
due 9/1/02	AAA	30,000	29,932	30,672
due 9/1/03	AAA	35,000	34,739	37,373
due 9/1/04	AAA	35,000	34,572	38,507
due 9/1/05	AAA	40,000	39,333	44,968
due 9/1/06	AAA	35,000	34,272	40,082
due 9/1/07	AAA	45,000	43,891	52,155
due 9/1/08	AAA	50,000	48,588	58,810
due 9/1/09	AAA	50,000	48,420	59,500
due 9/1/10	AAA	30,000	28,957	36,129
due 9/1/11		5,000	5,000	5,000

Total Arkansas		680,000	659,135	772,786

CHESAPEAKE INVESTORS, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
MARCH 31, 2002
(UNAUDITED)

	Rating*	Face Amount	Amortized Cost	Value
Florida:
City of Gainesville, Florida, Utility System Revenue, 9.125%, due 10/1/05	AAA	500,000	500,000	553,100

Georgia:
Municipal Electric Authority 6%, due 1/1/05	AAA	700,000	713,256	746,480

Hawaii:
Hawaii State UT GO Bond 6%, due 12/1/12	AAA	500,000	561,492	554,200

Illinois:
Chicago, Illinois UTGO Public Library 6.60%, due 1/1/04	AAA	700,000	704,666	714,000
Chicago, Illinois School Finance Authority 5%, due 6/1/09	AAA	650,000	629,277	668,980

Total Illinois		1,350,000	1,333,943	1,382,980

Louisiana:
Shreveport, Louisiana, Single Family Mortgage, 6.75%, due 9/1/10	Aaa	355,000	324,122	392,595

Massachusetts:
Massachusetts Bay Transit Authority 5.75%, due 7/1/15	AAA	500,000	515,266	532,050

CHESAPEAKE INVESTORS, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
MARCH 31, 2002
(UNAUDITED)

	Rating*	Face Amount	Amortized Cost	Value
Minnesota:
Southern Minnesota Municipal Power Agency, Serial A 5.7%, due 1/1/05	A+	650,000	656,422	674,310

New Jersey:
New Jersey State Ref-Ser F 5.25%, due 8/1/14	AA+	750,000	759,577	789,490
New Jersey State Trans. Trust 6%, due 12/15/16	AA+	700,000	759,046	766,430

Total New Jersey		1,450,000	1,518,623	1,555,920

New York:
New York State Local Revenue 5.375%, due 4/1/16	A+	200,000	190,019	206,240
New York State Local Revenue 5.125%, due 4/1/10	AAA	400,000	394,857	414,840

Total New York		600,000	584,876	621,080

North Carolina:
Charlotte, NC Utility General Obligation 5.5%, due 7/1/07	AAA	500,000	510,248	513,500

CHESAPEAKE INVESTORS, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
MARCH 31, 2002
(UNAUDITED)

	Rating*	Face Amount	Amortized Cost	Value
Pennsylvania:
Allegheny County, Pennsylvania Hospital Development Authority 6.0%, due 11/1/23	AAA	700,000	676,872	726,530
Pennsylvania State Higher Education Facility 6%, due 1/15/22	A+	500,000	494,372	501,600
Pennsylvania Intergovernmental Coop Authority Special Tax Revenue 7%, due 6/15/04	AAA	500,000	505,807	542,650

Total Pennsylvania		1,700,000	1,677,051	1,770,780

Tennessee:
Tennessee Housing Development Agency Homeownership 5.375%, due 1/1/18	AA	500,000	500,000	498,100

Texas:
Cypress-Fairbanks, Texas Independent School District 5.5%, due 2/15/10	AAA	700,000	700,000	716,874
Texas Water Development Board Revenue 5.5%, due 7/15/10	AAA	750,000	751,662	779,100

Total Texas		1,450,000	1,451,662	1,495,974

CHESAPEAKE INVESTORS, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
MARCH 31, 2002
(UNAUDITED)

	Rating*	Face Amount	Amortized Cost	Value
Utah:
Salt Lake City, Utah Hospital Revenue 8.125%, due 5/15/15	AAA	700,000	707,519	885,010

Washington:
Washington State Public Power 5.125%, due 7/1/17	AAA	400,000	393,269	394,680

Total Investments in Long-Term Securities		$13,675,000	$13,746,905	$14,518,725

* Ratings – Standard & Poor’s or Moody’s
Unaudited

			Face Amount	Cost
Investments in Short-Term Securities:
State Street Global Advisor
Tax Free Money Market Fund, 2.13%			$766,273	$766,273

Total Investments in Short-Term Securities			$766,273	$766,273

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
MARCH 31, 2002
(UNAUDITED)

INVESTMENT INCOME:
Interest Income	$434,870

EXPENSES:
Investment Advisory Fee	28,473
Custodian Fees	858
Transfer Agent and Dividend Disbursing Agent Fees	7,434
Legal and Auditing Services	14,188
Administrative Services	10,500
Compensation of Directors not Members of the Investment Adviser’s Organization	2,500
Printing Costs	2,134
Miscellaneous	745

Total Expenses	66,832

Net Investment Income	368,038

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized Gain From Investment
Transactions (Excluding Short-Term Securities):
Proceeds from Sales	1,035,500
Cost of Investments Sold	1,017,317

Net Realized Gain on Investments	18,183

Unrealized Loss on Investments:
Unrealized Appreciation of Investments at Beginning of Period	1,063,660
Unrealized Appreciation of Investments at End of Period	771,821

Net Unrealized Loss on Investments	(291,839)

Net Realized Gain and Unrealized Loss on Investments	(273,656)

Net Decrease in Net Assets Resulting from Operations	$94,382

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED MARCH 31, 2002 AND
FOR THE YEAR ENDED SEPTEMBER 30, 2001

	Six Month Period Ended March 31, 2002 (Unaudited)	Year Ended September 30, 2001 (Audited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net Investment Income	$368,038	$731,944
Net Realized Gain on Investments	18,183	(5,606)
Net Unrealized Gain (Loss) on Investments	(291,839)	449,342

Net Increase in Net Assets Resulting from Operations	94,382	1,175,680

Dividends to Shareholders from:
Net Investment Income	(368,038)	(731,527)
Net Realized Gain on Investments	(10,352)	(25,254)

Total Increase (Decrease) in Net Assets	(284,008)	418,899

NET ASSETS:
Beginning of Period	15,783,935	15,365,036

End of Period (Including Undistributed Net Investment Income of $796,223 and $807,494, respectively, and undistributed net realized gains of $764 and $25,254, respectively)	$15,499,927	$15,783,935

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.
NOTES TO FINANCIAL STATEMENTS

(1) — SIGNIFICANT ACCOUNTING POLICIES

Chesapeake Investors, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and invests solely in municipal obligations. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Security Valuation — Securities are valued at the mean between the latest bid and asked prices. Any securities for which market quotations are not readily available are appraised at fair value as determined in good faith under methods or procedures authorized by the Board of Directors.

B. Federal Income Taxes — The Company intends to comply with the provisions of the Internal Revenue Code available to investment companies and to distribute to shareholders annually all of its net investment income. Accordingly, no provision for Federal income tax is necessary. The Company, based on provisions of the Internal Revenue Code, expects to distribute income from capital gains to its shareholders. Accordingly, such gains will be taxable to the shareholders. The character of dividends from net investment income or net realized gains on investments may differ from their ultimate characterization for Federal income tax purposes due to generally accepted accounting principles and tax differences in the character of income and expense recognition.

C. Other — The Company follows industry practice and records security transactions on the trade date. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized to income ratably over the total number of months from date of purchase to date of maturity of the bonds. Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

(2) — CAPITAL STOCK

At March 31, 2001, there were 6,000,000 shares of $.50 par value capital stock authorized. Shares issued and outstanding at March 31, 2002 totalled 3,783,960.

(3) — PURCHASES AND SALES OF SECURITIES

Sales and maturities of securities during the six month period ended March 31, 2002, other than short-term securities, aggregated $1,035,500.

Purchases of long-term securities during the six month period ended March 31, 2002 totalled $705,000.

For Federal income tax purposes, the identified cost of investments owned, excluding short-term securities, at March 31, 2002, was $13,550,185. Gross unrealized gains and losses totalled $983,949 and $15,408, respectively, for Federal income tax purposes at March 31, 2002.

(4) — INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES

Federated Investment Counseling, Inc. is the investment adviser to the Company. The advisory contract provides for an annual fee equal to .35 of 1% of the weighted average managed assets of the Company. The investment advisory fee for the six month period ended March 31, 2002 totalled $28,473.

For the six month period ended March 31, 2002, fees of $10,500 for administrative services were paid to Carrollton Enterprises Management Company, LLC. The Chairman of the Board is the owner of that firm.

(5) — DIVIDENDS

During the six month period ended March 31, 2002, the Company distributed dividends of $378,390 to its shareholders. On March 26, 2002, the Company declared a $.05 per share dividend aggregating $189,195 payable April 23, 2002, to shareholders of record April 9, 2002.

CHESAPEAKE INVESTORS, INC.
SUPPLEMENTARY INFORMATION
FINANCIAL HIGHLIGHTS

	Six-Months March 31, 2002	Fiscal Year 2001	Fiscal Year 2000	Fiscal Year 1999	Fiscal Year 1998

PER SHARE DATA:*
Investment Income	$.11	.22	$.23	$.23	$.24
Expenses	.02	.03	.03	.03	.03

Net Investment Income	.09	.19	.20	.20	.21
Dividends from:
Net Investment Income	(.10)	(.19)	(.20)	(.21)	(.21)
Net Realized Gain on Investments	—	(.01)	(.02)	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(.07)	.12	—	(.20)	.07

Net Increase (Decrease) in Net Asset Value	(.08)	.11	(.02)	(.21)	.07
Net Asset Value:
Beginning of Period	4.17	4.06	4.08	4.29	4.22

End of Period	$4.09	4.17	$4.06	$4.08	$4.29

RATIOS:
Ratio of Expenses to Average Net Assets	.43%	.73%	.73%	.79%	.72%
Ratio of Net Investment Income to Average Net Assets	2.36%	4.69%	4.96%	4.82%	4.90%

*Selected data for a share of capital stock outstanding throughout the year.

DIRECTORS

Albert W. Turner
Herndon G. Kilby
Warren W. Pearce, Jr.
Edna L.Ryon
Harry F. Breitbach

OFFICERS

Albert W. Turner,
Chairman of the Board
Warren W. Pearce, Jr.,
President
Herndon G. Kilby,
Secretary-Treasurer

OFFICES

11785 Beltsville Drive
Beltsville, Maryland

INVESTMENT ADVISER

Federated Investment
Counseling, Inc.
Pittsburgh, Pennsylvania

CUSTODIAN

State Street Bank and Trust Company
North Quincy, Massachusetts

TRANSFER AGENT

Registrar and Transfer Company
Cranford, New Jersey